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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09-30-98


Institutional Investment Manager:

PACIFIC TELESIS GROUP
130 KEARNEY STREET
SAN FRANCISCO                                     CA            94108


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I represent that I am authorized to submit this Form and that all information in this Form and the attachments to it is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


I am signing this report as required by the Securities and Exchange Act of 1934.



Donald E. Kiernan
Executive Vice President,
Chief Financial Officer
and Treasurer
210-351-2200



Donald E. Kiernan

San Antonio, TX                                              October 9, 1998



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Name, Title and Telephone Number of Person Submitting Report:

    DONALD E. KIERNAN              EVP, CFO & TREASURER         210-351-2200


Signature, Place and Date of Signing:

/s/ DONALD E. KIERNAN              SAN ANTONIO                  TX    10-09-98




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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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